Note 3 - Summary of Significant Accounting Policies (Details Textual)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 31, 2023	Dec. 31, 2022 USD ($)
Cash, FDIC Insured Amount	$ 250,000	$ 250,000
Cash, Uninsured Amount	1,000,000	3,100,000
Contract with Customer, Liability	$ 140,000	$ 42,000		$ 36,000
Closing Rate [Member]
Foreign Currency Exchange Rate, Translation	1.28	1.27	1.23	1.21
Yearly Average Rate [Member]
Foreign Currency Exchange Rate, Translation	1.27	1.24	1.22	1.24
Maximum [Member]
Cash, FDIC Insured Amount	$ 250,000	$ 250,000